UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  FORM 13F



   Report for the Calendar Year or Quarter Ended:  March 31, 2006

   Check here if Amendment [   ] Amendment Number:  _________

   Institutional Investment Manager Filing this Report :

   Name:     Symmetry Capital Management LLC
   Address:  One Montgomery Street, Suite 3300, San Francisco, CA 94104

   Form 13F File Number: 028-11192

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:     Kellie Seringer
   Title:    Managing Member of Symmetry Capital Management LLC
   Phone:    415-374-8122

   Signature, Place, and Date of Signing:

   /s/ Kellie Seringer San Francisco, California   May 15, 2006
   ------------------- -------------------------  -----------------
      [Signature]          [City, State]             [Date]

   Report Type:

        [X]  13F HOLDINGS REPORT

        [ ]  13F NOTICE

        [ ]  13F COMBINATION REPORT

   List of Other Managers Reporting for this Manager: None

                           Form 13F SUMMARY PAGE

   Report Summary:

   Number of Other Included Managers:     One*

   Form 13F Information Table Entry Total: 39

   Form 13F Information Table Value Total: $48,644 (in thousands)


   List of Other Included Managers:

   No. 1
   Form 13F File Number: 028-11190
   Name:  Kellie Seringer

 *  Kellie  Seringer   is  the  Managing  Member  of  Symmetry  Capital
    Management LLC.


                                                        Market Value           SH/ PUT/ Investment  Other     Voting Authority
 Name of Issuer                Title of Class   CUSIP    (x $1,000)  Quantity  PRN CALL Discretion Managers   Sole    Shared None
 ADVANCED MAGNETICS INC        COM            00753P103         306     8,000  SH       DEFINED       1        8,000
 AETNA INC NEW                 COM            00817Y108         874    17,778  SH       DEFINED       1       17,778
 AFFYMETRIX INC                COM            00826T108         461    14,000  SH       DEFINED       1       14,000
 CARDIOME PHARMA CORP          COM NEW        14159U202       4,069   320,355  SH       DEFINED       1      320,355
 DAVITA INC                    COM            23918K108       2,308    38,325  SH       DEFINED       1       38,325
 EMAGEON INC                   COM            29076V109         425    25,000  SH       DEFINED       1       25,000
 EV3 INC                       COM            26928A200         916    51,700  SH       DEFINED       1       51,700
 GENESIS HEALTHCARE CORP       COM            37184D101         659    15,000  SH       DEFINED       1       15,000
 HEALTH NET INC                COM            42222G108       1,779    35,000  SH       DEFINED       1       35,000
 HMS HLDGS CORP                COM            40425J101         569    65,000  SH       DEFINED       1       65,000
 IDENIX PHARMACEUTICALS INC    COM            45166R204         421    31,000  SH       DEFINED       1       31,000
 ILLUMINA INC                  COM            452327109       1,983    83,494  SH       DEFINED       1       83,494
 INSITE VISION INC             COM            457660108       1,280   590,000  SH       DEFINED       1      590,000
 INSPIRE PHARMACEUTICALS INC   COM            457733103         941   180,000  SH       DEFINED       1      180,000
 ISOLAGEN INC                  COM            46488N103         193    85,000  SH       DEFINED       1       85,000
 ISTA PHARMACEUTICALS INC      COM NEW        45031X204         705   111,100  SH       DEFINED       1      111,100
 LILLY ELI & CO                COM            532457108       2,062    37,292  SH       DEFINED       1       37,292
 MEDCOHEALTH SOLUTIONS INC     COM            58405U102       1,762    30,800  SH       DEFINED       1       30,800
 MEDICIS PHARMACEUTICAL CORP   CL A NEW       584690309       1,304    40,000  SH       DEFINED       1       40,000
 MGI PHARMA INC                CALL           552880106       1,225    70,000  SH  CALL DEFINED       1       70,000
 NASTECH PHARMACEUTICAL INC    COM PAR $0.006 631728409         720    40,000  SH       DEFINED       1       40,000
 NITROMED INC                  COM            654798503         420    50,000  SH       DEFINED       1       50,000
 NOVADEL PHARMA INC            COM            66986X106         341   195,775  SH       DEFINED       1      195,775
 NOVARTIS AG                   SPONSORED ADR  66987V109       1,527    27,537  SH       DEFINED       1       27,537
 OMNICARE INC                  COM            681904108       2,969    54,000  SH       DEFINED       1       54,000
 OSI PHARMACEUTICALS INC       COM            671040103         803    25,000  SH       DEFINED       1       25,000
 PFIZER INC                    COM            717081103         487    19,534  SH       DEFINED       1       19,534
 POLYMEDICA CORP               COM            731738100       2,360    55,709  SH       DEFINED       1       55,709
 PROGENICS PHARMACEUTICALS INC COM            743187106       1,938    73,168  SH       DEFINED       1       73,168
 SANOFI AVENTIS                SPONSORED ADR  80105N105         562    11,853  SH       DEFINED       1       11,853
 SCHERING PLOUGH CORP          COM            806605101         812    42,747  SH       DEFINED       1       42,747
 SPECTRUM PHARMACEUTICALS INC  CALL           84763A108          63    13,500  SH  CALL DEFINED       1       13,500
 SPECTRUM PHARMACEUTICALS INC  COM            84763A108         348    74,200  SH       DEFINED       1       74,200
 SPECTRUM PHARMACEUTICALS INC  PUT            84763A108         475   101,200  SH  PUT  DEFINED       1      101,200
 STAAR SURGICAL CO             COM PAR $0.01  852312305       2,961   330,107  SH       DEFINED       1      330,107
 SUPERGEN INC                  CALL           868059106         909   160,000  SH  CALL DEFINED       1      160,000
 SYMBION INC                   COM            871507109       1,246    55,000  SH       DEFINED       1       55,000
 UNITED THERAPEUTICS CORP DEL  COM            91307C102       4,010    60,500  SH       DEFINED       1       60,500
 UNITEDHEALTH GROUP            COM            91324P102       1,451    25,968  SH       DEFINED       1       25,968